FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
SCHEDULE OF FAIR VALUE MEASUREMENT

The following table provide the liabilities carried at fair value measured on a recurring basis:

Fair Value Measured as of June 30, 2025

Financial liabilities at fair value:	Level 1	Level 2	Level 3	Total
Convertible securities	$-	$-	$2,563	$2,563
Total financial liabilities at fair value	$-	$-	$2,563	$2,563

Fair Value Measured as of December 31, 2024

Financial liabilities at fair value:	Level 1	Level 2	Level 3	Total
Convertible securities	$-	$-	$1,802	$1,802
Total financial liabilities at fair value	$-	$-	$1,802	$1,802

SCHEDULE OF LEVEL 3 FINANCIAL LIABILITIES

The changes in the fair value of the Company’s Level 3 financial liabilities, which are measured on a recurring basis are as follows:

Convertible securities

January 1, 2024	$1,830
Proceeds from issuance of SAFEs	950
Change in fair value of convertible securities	379
June 30, 2024	$3,159

January 1, 2025	1,802
Proceeds from issuance of SAFEs	435
Change in fair value of convertible securities	326
June 30, 2025	$2,563